Investment Securities (Tables)	6 Months Ended
Sep. 30, 2024
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Summary of Investment Securities
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at September 30, 2024 and March 31, 2024.

	At September 30, 2024	At March 31, 2024

	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥94,550	¥78,561
Japanese municipal bonds	151,874	142,557
Japanese corporate bonds	12,979	12,977

Total domestic	259,403	234,095

Foreign:
Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds	77,959	77,578
Mortgage-backed securities	11,159	2,703
Other debt instruments	4,342	2,016

Total foreign	93,460	82,297

Total debt instruments at amortized cost	¥352,863	¥316,392

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥9,302,657	¥7,547,377
Japanese municipal bonds	926,251	1,053,332
Japanese corporate bonds	717,458	794,920
Other debt instruments	518	316

Total domestic	10,946,884	9,395,945

Foreign:
U.S. Treasury and other U.S. government agency bonds	6,128,979	6,062,125
Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds	4,498,817	4,144,335
Mortgage-backed securities	3,933,033	3,545,565
Other debt instruments	949,787	868,214

Total foreign	15,510,616	14,620,239

Total debt instruments at fair value through other comprehensive income	¥26,457,500	¥24,016,184

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,702,091	¥4,398,910
Foreign equity instruments	1,600,223	1,418,351

Total equity instruments at fair value through other comprehensive income	¥5,302,314	¥5,817,261

Total investment securities	¥32,112,677	¥30,149,837